Benefit Plans - Assets in Excess of (Less than) Benefit Obligation , Other Amounts Recognized in Other Comprehensive Loss and Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets in excess of (less than) benefit obligation
Vested amount	$ (6,800)	$ (7,039)
Additional benefits required		(1,979)
Projected benefit obligation	(6,800)	(9,018)
Funded amount	5,479	7,521
Unfunded amount	(1,321)	(1,497)
Other amounts recognized in other comprehensive loss during the year ended December 31, 2014
Assets in excess of (less than) benefit obligation at end of period	(1,321)	(1,497)
Amounts recorded in the consolidated balance sheet consist of:
Accrued benefit liability	(1,321)	(1,497)
Total recorded	(1,321)	(1,497)
Beginning amount recorded in other accumulated comprehensive income	1,168
Amounts recorded in accumulated other comprehensive loss consist of:
Pension obligation adjustment, net of tax	(1,716)	1,168
Total recorded in accumulated other comprehensive income	$ (548)	$ 1,168